Investment Properties - Additional Information (Detail) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [Line Items]
Investment properties	¥ 3,064,000,000	¥ 1,191,000,000
Buildings [member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	3,064,000,000	1,191,000,000	¥ 1,237,000,000
Buildings [member] | Fair value [member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	4,629,000,000	2,201,000,000	¥ 2,238,000,000
Building in process [member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	¥ 1,872,000,000	¥ 0